Commitments & Contingencies (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	Aug. 04, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Other Commitments [Line Items]
Underwriting discount (in dollars per unit)	$ 0.20			$ 0.20
Payments of underwriting discount	$ 16,600,000			$ 16,600,000
Deferred underwriting commission (in dollars per unit)	$ 0.35			$ 0.35
Deferred underwriting commissions in connection with the initial public offering	$ 29,000,000.0		$ 28,980,000	$ 29,000,000.0
Non current accounts payable and accrued expenses				$ 3,900,000
Over-allotment
Other Commitments [Line Items]
Period to exercise the over-allotment option		45 days		45 days
Additional units granted to underwriters to purchase		10,800,000		10,800,000